UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended December 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Zimmer Lucas Capital, LLC

Address:  45 Broadway, 28th Floor
          New York, New York 10006


13F File Number: 28-10550

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart J. Zimmer
Title:  Managing Member
Phone:  212-440-0740


Signature, Place and Date of Signing:

/s/ Stuart J. Zimmer         New York, New York             February 13, 2004
-----------------------     --------------------------    ----------------------
     [Signature] [City, State] [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

N/A

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            3

Form 13F Information Table Entry Total:      43

Form 13F Information Table Value Total: $ 347,484
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No. Form 13F File Number Name

1. 28-XXXXX ZLP Master Fund, Ltd.

2. 28-XXXXX ZLP Master Opportunity Fund, Ltd.

3. 28-XXXXX ZLP Master Utility Fund, Ltd.

                                                    FORM 13F INFORMATION TABLE

                                                         December 31, 2003
COLUMN 1                            COLUMN 2        COLUMN 3   COLUMN 4            COLUMN 5      COLUMN 6   OLUMN 7    COLUMN 8

                                                               VALUE         SHRS OR  SH/ PUT/ INVESTMENT  OTHER  VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF CLASS  CUSIP      (x$1000)      PRN AMT  PRN CALL DISCRETION  MGRS   SOLE  SHARED NONE
AGL RESOURCES INC                   Common Stock    1204106       17,515      601,900            SHARED      2,3           X
ALLIANT ENERGY CORPORATIO           Common Stock    18802108      18,426      740,000            SHARED      2,3           X
AMERICAN EQUITY                     Common Stock    25676206         249       25,000            SHARED       2            X
BLACK HILLS CORP                    Common Stock    92113109         895       30,000            SHARED       3            X
CALIDUS (02)                        Common Stock    13123E500         35       28,000            SHARED       2            X
CENTRAL FREIGHT LINES INC           Common Stock    153491105         89        5,000            SHARED       2            X
CINERGY CORP                        Common Stock    172474108      3,761       96,900            SHARED      2,3           X
COMPASS MINERALS                    Common Stock    20451N101        357       25,000            SHARED       2            X
CONNS, INC.                         Common Stock    208242107         81        5,000            SHARED       2            X
CONSTELLATION ENERGY GROU           Common Stock    210371100      6,755      172,500            SHARED      2,3           X
COUNTRYWIDE CR INDS INC             Common Stock    222372104         10          133            SHARED       2            X
EDISON INTERNATIONAL                Common Stock    281020107     34,277    1,563,000            SHARED     1,2,3          X
EL PASO CORP                        Common Stock    28336L109        635       77,500            SHARED      2,3           X
EMPIRE DISTRICT ELEC CO             Common Stock    291641108      2,171       99,000            SHARED       3            X
ENTERGY CORPORATION                 Common Stock    29364G103     24,674      431,900            SHARED     1,2,3          X
EXELON CORP                         Common Stock    30161N101     11,613      175,000            SHARED      2,3           X
FIRST MARBLEHEAD                    Common Stock    320771108        219       10,000            SHARED       2            X
FIRSTENERGY CORP                    Common Stock    337932107     30,853      876,500            SHARED     1,2,3          X
INTERNATIONAL STEEL                 Common Stock    460377104        195        5,000            SHARED       2            X
LECG CORP.                          Common Stock    523234102         46        2,000            SHARED       2            X
MAGELLAN MIDSTREAM PRTNRS           Common Stock    559080106      2,500       50,000            SHARED       2            X
MICROVISION INC                     Common Stock    594960106      2,374      311,600            SHARED       2            X
NELNET, INC. CL A                   Common Stock    64031N108         56        2,500            SHARED       2            X
NEW JERSEY RESOURSES CRP            Common Stock    646025106      1,983       51,500            SHARED       3            X
NISOURCE INC                        Common Stock    65473P105     18,484      842,500            SHARED      2,3           X
NPTEST HOLDING                      Common Stock    67019A105        110       10,000            SHARED       2            X
OVERNITE CORPORATION                Common Stock    690322102        228       10,000            SHARED       2            X
P G & E CORPORATION                 Common Stock    69331C108     51,141    1,841,600            SHARED     1,2,3          X
PEPCO HOLDINGS INC                  Common Stock    713291102      6,057      310,000            SHARED       3            X
PHARMOS CORP (NEW)                  Common Stock    717139208        219       62,500            SHARED       2            X
PINNACLE WEST CAPITAL COR           Common Stock    723484101     16,528      413,000            SHARED     1,2,3          X
PPL CORPORATION                     Common Stock    69351T106      8,492      194,100            SHARED      2,3           X
PUB.-SVC ENTPRSE.GP.HO.CO           Common Stock    744573106      5,304      121,100            SHARED      2,3           X
QUALITY DISTRIBUTION INC            Common Stock    74756M102        980       50,000            SHARED       2            X
SCANA CORP NEW                      Common Stock    80589M102     23,136      675,500            SHARED      2,3           X
SEMCO ENERGY INC                    Common Stock    78412D109        956      195,000            SHARED       3            X
SIRVA, INC.                         Common Stock    82967Y104      1,466       75,000            SHARED       2            X
SORRENTO NETWORKS                   Common Stock    83586Q209      1,776      600,000            SHARED       2            X
SOUTHERN UNION CO (NEW)             Common Stock    844030106     27,304    1,483,900            SHARED     1,2,3          X
TESSERA TECHNOLOGIES,               Common Stock    88164L100         94        5,000            SHARED       2            X
UNIVERSAL TECHNICAL INST. INC.      Common Stock    913915104        345       11,500            SHARED       2            X
WHITING PETRO CORP                  Common Stock    966387102         92        5,000            SHARED       2            X
WISCONSIN ENERGY CORP               Common Stock    976657106     25,004      747,500            SHARED      2,3           X






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